Expenses by Nature - Summary of Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expenses by nature [abstract]
Employee cost	$ 468,124	$ 450,956	$ 343,318
Repair payments	15,166	16,970	24,102
Facilities cost	91,393	89,037	75,383
Depreciation	20,334	19,954	16,903
Legal and professional expenses	20,019	22,972	15,902
Travel expenses	22,757	23,748	18,563
Others	40,277	38,886	33,526
Total cost of revenue, selling and marketing and general and administrative expenses	$ 678,070	$ 662,523	$ 527,697